Risk management and financial instruments (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																															12 Months Ended																																				12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2012 Uninsured Risk [Member] USD ($) Tender	Dec. 31, 2012 Recurring [Member] USD ($)	Dec. 31, 2011 Recurring [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2012 Fair value [Member] USD ($)	Dec. 31, 2011 Fair value [Member] USD ($)	Dec. 31, 2012 Carrying value [Member] USD ($)	Dec. 31, 2011 Carrying value [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Uninsured Risk [Member]	Dec. 31, 2012 Maximum [Member] Uninsured Risk [Member]	Dec. 31, 2012 Consolidated Variable Interest Entities [Member] Entity	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 1 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 2 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 3 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 4 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 5 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 6 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 7 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 8 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 9 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 10 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 11 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 12 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 13 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 14 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 15 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 16 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 17 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 18 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 19 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 20 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 21 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 22 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 23 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 24 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 25 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 26 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 27 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 28 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 29 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 30 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 31 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 32 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 33 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] Minimum [Member] NOK	Dec. 31, 2012 Forward Contracts [Member] Maximum [Member] NOK	Dec. 31, 2012 Total Return Swap [Member] USD ($)	Dec. 31, 2011 Total Return Swap [Member] USD ($)	Dec. 31, 2010 Total Return Swap [Member] USD ($)	Feb. 28, 2010 Total Return Swap [Member] Swap 28 [Member] NOK	Feb. 28, 2010 Total Return Swap [Member] Swap 29 [Member]	Feb. 28, 2010 Total Return Swap [Member] Swap 31 [Member]	Sep. 30, 2011 Total Return Swap [Member] Swap 32 [Member] NOK	Jan. 31, 2011 Total Return Swap [Member] Swap 32 [Member]	Mar. 31, 2012 Total Return Swap [Member] Swap 33 [Member] NOK	Sep. 30, 2012 Total Return Swap [Member] Swap 34 [Member] NOK	Dec. 31, 2012 Total Return Swap [Member] Swap 35 [Member] NOK
Derivative [Line Items]
Number of variable interest entities with interest rate swaps																													2
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding	$ 376	$ 345
Outstanding principal																														6,148	4,738		50	300	150	150	200	200	350	300	71	350	100	100	200	200	250	250	500	100	100	200	100	100	200	200	100	289	289	100	250	200	200	470	518	216	34
Name of unit																																																																West Polaris	West Taurus
Receive rate, variable rate basis																																	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	6 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	1 month LIBOR	1 month LIBOR
Pay rate, fixed rate (in hundredths)																																	4.63%	3.16%	3.34%	3.30%	2.83%	3.27%	3.80%	3.54%	3.83%	3.36%	2.22%	2.24%	2.17%	2.17%	2.71%	2.62%	2.06%	2.17%	2.17%	2.57%	2.56%	2.74%	2.14%	2.14%	1.15%	1.11%	1.38%	1.36%	0.74%	1.36%	1.18%	3.89%	2.19%
Length of contract, maturity date																																	May 31, 2015	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Jan. 31, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016	May 31, 2014	May 31, 2014	Mar. 31, 2014	Aug. 30, 2017	Aug. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	May 31, 2017	Jan. 31, 2016	Jan. 31, 2016	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2022	Oct. 31, 2019	Nov. 30, 2017	Oct. 30, 2019	Dec. 31, 2019	Oct. 30, 2012	Aug. 31, 2013
Change in unrealized gain/(loss) on interest rate swaps in VIEs	20	20	(11)																													20
Amount of currency to be sold																																																																				516
Forward exchange rate																																																																						5.63	5.77
(Loss) gain on derivative instrument																																																																				4	(3)			7	5	27
Underlying security (in shares)																																																																											4,500,000	3,500,000	2,750,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Agreed reference price																																																																											125.70			177.21		224.70	242.80	220.32
Reduction in underlying security (in shares)																																																																											750,000				750,000
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																							318	483	318	483
Restricted cash																							402	482	402	482
Current portion of long-term debt																							2,066	1,419	2,066	1,419
Long-term portion of floating rate debt																							6,287	7,711	6,287	7,711
Long term portion of fixed rate CIRR loans																							218	250	218	250
Fixed interest loans																							70	77	69	74
Fixed interest convertible bonds																							872	735	561	545
Fixed interest bonds																							1,360	333	1,342	350
Floating interest bonds																							224	75	224	75
Assets [Abstract]
Marketable securities															333	24	329	4	0	0	4	20
TRS equity swap contracts																11		0		11		0
Other derivative instruments - short term receivable															11	3	0	1	11	2	0	0
Total assets															344	38	329	5	11	13	4	20
Liabilities [Abstract]
Interest rate swap contracts - short term payable															388	372	0	0	388	372	0	0
Currency forward contracts - short term payable																3		0		3		0
Other derivative instruments - short term payable															8	39		0	8	39		0
Total liabilities															396	414	0	0	396	414	0	0
Fair value measurements using unobservable inputs [Roll Forward]
Beginning balance	20
Realization	(16)
Purchase	0
Changes in fair value of bonds	0
Closing balance	4	20
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence														$ 5
Number of semi tenders insured														3
Self-insured retention period														60 days
Compensation period																											210 days	290 days
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)				15.00%	17.00%	14.00%	15.00%	11.00%	10.00%	10.00%	10.00%	9.00%	7.00%